Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000018356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Fund, Class A Shares
C000018358
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Disciplined Equity Fund, Class A Shares
C000018357
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Index Fund, Class A Shares
C000134335
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Fund, Class A Shares
C000109763
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Extended Market Index Fund, Class A Shares
C000018361
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Fund, Class A Shares
C000111997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap II Fund, Class A Shares
C000018359
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small/Mid Cap Equity Fund, Class A Shares
C000198133
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Equity Factor Allocation Fund, Class A Shares
C000036888
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Managed Volatility Fund, Class A Shares
C000160603
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Managed Volatility Fund, Class A Shares
C000018354
Average Annual Return [Line Items]
Line Graph and Table Measure Name		World Equity Ex-US Fund, Class A Shares
C000054521
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Screened World Equity Ex-US Fund, Class A Shares
C000030145
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund, Class A Shares
C000039813
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Opportunistic Income Fund, Class A Shares
C000018355
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Fixed Income Fund, Class A Shares
C000018352
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund, Class A Shares
C000112815
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Long Duration Fund, Class A Shares
C000018351
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Long Duration Credit Fund, Class A Shares
C000096276
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra Short Duration Bond Fund, Class A Shares
C000018353
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund, Class A Shares
C000036889
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Return Fund, Class A Shares
C000144225
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Duration Bond Fund, Class A Shares
C000150792
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Duration Credit Fund, Class A Shares
C000081914
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic Asset Allocation Fund, Class A Shares
C000102014
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Real Return Fund, Class A Shares
Without Sales Load [Member] | C000018356
Average Annual Return [Line Items]
Average Annual Return, Percent		27.69%	12.08%		13.51%
Without Sales Load [Member] | C000018358
Average Annual Return [Line Items]
Average Annual Return, Percent		28.79%	13.95%		14.33%
Without Sales Load [Member] | C000018357
Average Annual Return [Line Items]
Average Annual Return, Percent		28.79%	13.27%		15.32%
Without Sales Load [Member] | C000134335
Average Annual Return [Line Items]
Average Annual Return, Percent		29.66%	14.07%		15.58%
Without Sales Load [Member] | C000109763
Average Annual Return [Line Items]
Average Annual Return, Percent		30.41%	7.03%		12.48%
Without Sales Load [Member] | C000018361
Average Annual Return [Line Items]
Average Annual Return, Percent		30.52%	7.14%		10.26%
Without Sales Load [Member] | C000111997
Average Annual Return [Line Items]
Average Annual Return, Percent		36.88%	7.50%		11.48%
Without Sales Load [Member] | C000018359
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	4.83%		9.30%
Without Sales Load [Member] | C000198133
Average Annual Return [Line Items]
Average Annual Return, Percent		29.36%	13.82%	15.01%
Without Sales Load [Member] | C000036888
Average Annual Return [Line Items]
Average Annual Return, Percent		11.83%	8.47%		9.74%
Without Sales Load [Member] | C000160603
Average Annual Return [Line Items]
Average Annual Return, Percent		16.57%	10.51%		9.77%
Without Sales Load [Member] | C000018354
Average Annual Return [Line Items]
Average Annual Return, Percent		27.47%	8.17%		10.07%
Without Sales Load [Member] | C000054521
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.94%		11.08%
Without Sales Load [Member] | C000030145
Average Annual Return [Line Items]
Average Annual Return, Percent		56.88%	11.39%		11.86%
Without Sales Load [Member] | C000039813
Average Annual Return [Line Items]
Average Annual Return, Percent		5.28%	5.06%		4.38%
Without Sales Load [Member] | C000018355
Average Annual Return [Line Items]
Average Annual Return, Percent		5.25%	0.27%		2.14%
Without Sales Load [Member] | C000018352
Average Annual Return [Line Items]
Average Annual Return, Percent		7.07%	4.77%		6.48%
Without Sales Load [Member] | C000112815
Average Annual Return [Line Items]
Average Annual Return, Percent		6.48%	(2.67%)		1.97%
Without Sales Load [Member] | C000018351
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%	(2.16%)		2.10%
Without Sales Load [Member] | C000096276
Average Annual Return [Line Items]
Average Annual Return, Percent		4.36%	3.45%		2.77%
Without Sales Load [Member] | C000018353
Average Annual Return [Line Items]
Average Annual Return, Percent		17.10%	4.02%		4.67%
Without Sales Load [Member] | C000036889
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%	3.11%		3.11%
Without Sales Load [Member] | C000144225
Average Annual Return [Line Items]
Average Annual Return, Percent		4.33%	2.56%		2.44%
Without Sales Load [Member] | C000150792
Average Annual Return [Line Items]
Average Annual Return, Percent		5.71%	0.55%		2.60%
Without Sales Load [Member] | C000081914
Average Annual Return [Line Items]
Average Annual Return, Percent		28.71%	14.12%		15.39%
Without Sales Load [Member] | C000102014
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%	6.50%		4.28%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%	15.61%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		32.77%	8.77%		9.82%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		32.77%	8.77%		9.82%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		32.77%	8.77%		9.82%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		32.77%	8.77%		9.82%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg Global Aggregate Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]	Bloomberg Global Aggregate Index (USD) (TR)
Average Annual Return, Percent		3.26%	(1.58%)		0.74%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		29.78%	14.15%		15.65%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%		1.70%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		28.85%	13.33%		15.38%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		28.85%	13.33%		15.38%
Russell Small Cap Completeness Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Small Cap Completeness Index (USD)
Average Annual Return, Percent		30.31%	7.00%		12.45%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		43.08%	6.61%		11.21%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		43.08%	6.61%		11.21%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		37.96%	7.77%		11.84%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		29.45%	12.92%	14.90%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		29.45%	12.92%		15.12%
MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return, Percent		4.44%	7.11%		9.52%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Average Annual Return, Percent		10.63%	8.36%		10.52%
MSCI World Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	MSCI World Index (USD) (NR)
Average Annual Return, Percent		27.49%	11.96%		13.09%
MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return, Percent		1.67%	5.32%		7.21%
MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]	MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)
Average Annual Return, Percent		54.08%	7.55%		10.61%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent		4.15%	3.55%		2.51%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent		7.44%	4.36%		5.78%
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Average Annual Return [Line Items]
Line Graph and Table Measure Name		70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Average Annual Return, Percent		6.82%	(2.62%)		1.57%
Bloomberg Long A+ U.S. Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long A+ U.S. Credit Index (USD)
Average Annual Return, Percent		7.34%	(2.23%)		1.76%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return, Percent		3.98%	3.02%		2.27%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return, Percent		12.16%	2.26%		3.66%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent		4.51%	3.11%		3.15%
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return, Percent		3.50%	1.90%		1.82%
Bloomberg A+ U.S. Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg A+ U.S. Credit Index (USD)
Average Annual Return, Percent		5.56%	0.35%		2.19%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent		4.51%	3.11%		3.15%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return, Percent		13.64%	6.11%		5.34%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	ACWI – All Country World Index
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	ACWI – All Country World Index
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[27]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[28]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[31]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[32]	EMBI – Emerging Markets Bond Index